Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Major components of tax expense (income) [abstract]
Tax refund receivable (included in other current assets - other)	$ 15		$ 5
Income tax payable	$ 7,346	$ 234	$ 6,822